ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
FDIC coverage over cash balance	$ 876,783	$ 965,157
Estimated useful lives of intangible assets	10 years
Working capital (deficit)	$ (6,908,835)	(6,922,786)
Convertible promissory notes	1,156,259	1,156,259
Income taxes payable	10,230,423	9,719,872
Income tax expense	372,743	3,482,125
Revenues	4,464,950	28,285,200
Deferred revenue	287,560	301,562
Revenue [Member] | Retail [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	4,163,292	25,314,672
Revenue [Member] | Wholesale [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 301,658	$ 2,970,528